Subsequent Events Lendmark Sale (Details) $ in Millions	May 02, 2016 USD ($) branch	Nov. 13, 2015 branch	Nov. 12, 2015 branch	Apr. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)
Sale of Branches to Lendmark
Subsequent Event [Line Items]
Business Combination, Number Of Branches To Be Divested | branch			127
Sale of Branches to Lendmark | Personal loans
Subsequent Event [Line Items]
Personal loans sold					$ 600
OneMain
Subsequent Event [Line Items]
Business Combination, Number Of Branches To Be Divested | branch		127
Subsequent Event | Sale of Branches to Lendmark
Subsequent Event [Line Items]
Aggregate sale price				$ 624
Subsequent Event | Lendmark Sale | OneMain Financial Holdings, Inc. | OMFH revolving demand note, OneMain Acquisition closing
Subsequent Event [Line Items]
Principal payment	$ 376
Accrued interest of debt	$ 6
Subsequent Event | OneMain | Sale of Branches to Lendmark
Subsequent Event [Line Items]
Business Combination, Number Of Branches To Be Divested | branch	127